Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net gain (loss) on derivative instruments
Realized gain (loss)	$ 879	$ 2,264	$ (2,560)
Unrealized gain (loss)	(18,676)	1,775	7,391
Total realized and unrealized gain (loss) on derivative instruments	(17,797)	4,039	4,831
Interest Rate Swap Contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	3,812	1,180	(2,840)
Unrealized gain (loss)	(20,663)	4,429	5,514
Foreign Exchange Forward Contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(2,933)	1,084	280
Unrealized gain (loss)	$ 1,987	$ (2,654)	$ 1,877